Recurring Fair Value Measurements - Summary of Change in Fair Value of Warrant Liabilities (Detail) - Fair Value, Recurring [Member] - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 36,620,000	$ 28,806,800
Change in valuation inputs or other assumptions	(12,428,400)	7,813,200
Ending balance	22,975,200	36,620,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	13,160,000	10,452,800
Change in valuation inputs or other assumptions	(4,812,800)	2,707,200
Ending balance	8,347,200	13,160,000
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	23,460,000	18,354,000
Change in valuation inputs or other assumptions	(8,832,000)	5,106,000
Ending balance	$ 14,628,000	$ 23,460,000